Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Loans Outstanding	Such loans are summarized below.
	2017	2016
	(In thousands)

Aggregate balance – January 1	$13,635	$10,546
New loans	189	4,864
Repayments	(828)	(1,775)

Aggregate balance – December 31	$12,996	$13,635